INVENTORIES, NET	12 Months Ended
Dec. 31, 2024
INVENTORIES, NET
INVENTORIES, NET

8.INVENTORIES, NET

The classification of inventory balance as of December 31, 2024 and 2023 is as follows:

	At lower of cost and net realizable value
	As of December 31,
	2023	2024	2024
	VND million	VND million	USD
Raw materials	15,127,071	12,077,632	496,307,047
Finished goods, including service parts	9,250,489	10,104,487	415,224,450
Good in transit	2,087,979	2,123,863	87,276,063
Work in progress	3,422,796	3,338,606	137,193,589
Merchandises	25,343	22,770	935,689
Tools and spare parts	227,703	239,672	9,848,860
TOTAL	30,141,381	27,907,030	1,146,785,700

As of December 31, 2024, inventories with the carrying value of VND415 billion (USD17.1 million) (2023: VND936.3 billion) are used as collateral for borrowings of the Group as presented in Note 13.

Finished goods include vehicles, e-scooters and service parts.

Battery leases accounted for as operating leases (Note 2(m)) are transferred to Property, Plant and Equipment once the lease commences (concurrently with the sales of vehicles).

Out of the total amount recognized for inventories on December 31, 2024, inventories measured at cost amounted to VND39,859.1 billion (USD1,637.9 million) (2023: VND38,633.4 billion, 2022:VND29,385.2 billion). Inventory write-downs recognized in cost of sales for the year ended 2024 were VND8,638.1 billion (USD355.0 million) (2023: VND5,614.9 billion, 2022: VND5,823.0 billion).